Share Capital (Details) - Schedule of share capital share - Share capital [Member] - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Share Capital (Details) - Schedule of share capital share [Line Items]
100 ordinary shares of USD 13,612.85 each	1,361,285	1,361,285
Share capital	$ 1,361,285	$ 1,361,285